Provision for de-characterization of dam structures and asset retirement obligations - De-characterization of dam structures located in Brazil (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Additional provision	$ 65	$ 27
Disbursements	(112)	(70)
Translation adjustment	257
Current liabilities	849		$ 1,036
Non-current liabilities	2,700		2,446
Liabilities	51,226		49,536
De Characterization Of Upstream Dams [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,378	3,523
Additional provision		37
Disbursements	(173)	(152)
Present value valuation	179	(104)
Translation adjustment	277	240
Balance at the end	3,661	$ 3,544
Current liabilities	502		357
Non-current liabilities	3,159		3,021
Liabilities	$ 3,661		$ 3,378